Commitments and Contingencies (Tables) (Global Diversified Holdings, Inc.)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Global Diversified Holdings, Inc. [Member]
Schedule of Future Minimum Lease Payments Due Under Operating Lease

Future minimum lease payments due under this operating lease, including renewal periods, are as follows:

Year ended December 31, 2018	$19,344
Year ended December 31, 2019	19,924
Year ended December 31, 2020	20,522
Thereafter	124,490
Total minimum lease payments	$184,280

Future minimum lease payments due under this operating lease, including renewal periods, are as follows:

Year ended December 31, 2018	$19,344
Year ended December 31, 2019	19,924
Year ended December 31, 2020	20,522
Thereafter	124,490
Total minimum lease payments	$184,280